Background and Nature of Operations	5 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Nature of Operations
1.	Background and Nature of Operations
D-Wave
Quantum Inc.
(“D-Wave”
or the “Company”) was incorporated as a corporation organized and existing under the General Corporation Law of the State of the Delaware on January 24, 2022. The Company was formed for the purpose of effecting a merger between DPCM Capital, Inc. (“DPCM”),
D-Wave
Systems Inc.
(“D-Wave
Systems”), and certain other affiliated entities through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on February 7, 2022 (the “Transaction Agreement”). On August 5, 2022, in conjunction with the Business Combination, DPCM and
D-Wave
Systems became wholly owned subsidiaries of and are operated by the Company. Upon the completion of the Business Combination, the Company succeeded to substantially all of the operations of its predecessor,
D-Wave
Systems.
In conjunction with the Business Combination, D-Wave Systems and the Company entered into an agreement with Lincoln Park Capital Fund LLC (the “Investor”) on June 16, 2022 which provides D-Wave the sole right, but not the obligation, to direct the Investor to buy specified dollar amounts up to $150.0 million of
D-Wave’
par value $0.0001 per share common stock through an Equity Line of Credit (“ELOC”). The ELOC will provide D-Wave Systems and the Company with additional liquidity to fund the business, subject to the conditions set forth in the agreement.